INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2014
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,919	$8,114	$6,805
Licenses	58,302	54,866	3,436
Intellectual property	8,418	7,081	1,337
Customer relationships	52,989	31,060	21,929
Backlog	2,036	2,036	—
Non-compete	2,602	2,602	—
In-process research and development	8,498	4,112	4,386
	$147,764	$109,871	$37,893

	2013
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$16,465	$7,638	$8,827
Licenses	64,494	51,831	12,663
Intellectual property	7,130	7,019	111
Customer relationships	47,539	29,229	18,310
Backlog	1,906	1,906	—
Non-compete	2,955	2,955	—
In-process research and development	7,205	3,485	3,720
	$147,694	$104,063	$43,631

Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2015	$7,463
2016	6,033
2017	5,358
2018	4,515
2019	4,206

In the second quarter of 2014, the Company decided to reduce the scope of its 2G chipset development activities. This resulted in a $3,145 impairment to licenses and in-process research and development (December 31, 2013 - $nil).

Amortization expense relating to intangible assets, including those related to discontinued operations, was $14,543, $18,239, and $16,007 for the years ended December 31, 2014, 2013, and 2012, respectively.

At December 31, 2014, a net carrying amount of $1,288 (December 31, 2013 - $1,175) included in intangible assets was not subject to amortization.